Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 293,323	$ 1,299,301
Prepaid expenses	133,778	209,784	15,961
Total current assets	427,101	1,509,085	15,961
Investments held in Trust Account	300,078,204	300,069,135
Deferred offering costs associated with initial public offering			103,660
Total Assets	300,505,305	301,578,220	119,621
Current liabilities:
Accounts payable	476,646	34,298	23,060
Accrued expenses	6,812,376	1,846,704	80,600
Total current liabilities	7,289,022	1,881,002	103,660
Long term liabilities:
Warrant liability	35,755,000	56,930,000
Deferred underwriting commissions	10,500,000	10,500,000
Total liabilities	53,544,022	69,311,002	103,660
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	300,078,204	227,267,210
Shareholders’ Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional Paid in Capital		41,549,625	24,137
Accumulated deficit	(53,117,671)	(36,551,094)	(9,039)
Total shareholders’ equity (deficit)	(53,116,921)	5,000,008	15,961
Total Liabilities and Shareholders’ Equity (Deficit)	300,505,305	301,578,220	119,621
DeepGreen Metals Inc. [Member]
Current assets:
Cash	16,880,031	10,096,205	15,950,624
Receivables and prepayments	55,116	128,772	72,396
Total current assets	16,935,147	10,224,977	16,023,020
Exploration licenses	43,150,319	43,150,319	448,855
Equipment	1,515,101	1,309,677	1,851,586
Total non-current assets	44,665,420	44,459,996	2,300,441
Total Assets	61,600,567	54,684,973	18,323,461
Current liabilities:
Accounts payable and accrued liabilities	9,033,765	4,315,477	1,802,514
Deferred acquisition costs		3,440,000
Total current liabilities	9,033,765	7,755,477	1,802,514
Non-current
Contribution from Strategic Service Provider			8,333,335
Convertible debentures	26,160,589
Deferred tax liability	10,675,366	10,675,366
Total non-current liabilities	45,869,720	18,430,843	10,135,849
Shareholders’ Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	550,000	550,000	550,000
Ordinary share, value	188,900,923	154,431,291	79,824,445
Additional Paid in Capital	74,068,708	45,346,696	35,255,520
Accumulated other comprehensive loss	(1,215,685)	(1,215,659)	(1,215,534)
Accumulated deficit	(246,573,099)	(162,858,198)	(106,226,819)
Total shareholders’ equity (deficit)	15,730,847	36,254,130	8,187,612
Total Liabilities and Shareholders’ Equity (Deficit)	61,600,567	54,684,973	18,323,461
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary share, value		727
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary share, value	$ 750	$ 750	$ 863